INVENTORIES	6 Months Ended
Mar. 31, 2026
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 7 – INVENTORIES

Inventories consist of the following:

	March 31, 2026	September 30, 2025
	(Unaudited)
Raw materials	$1,075,310	$964,215
Work in progress	255,970	916,949
Self-produced products	55,979	562,577
Purchased products - clean-energy equipment	1,277,054	1,106,968
Purchased products - digitalization and integration equipment	95,862	102,671
Total inventories	$2,760,175	$3,653,380

Self-produced products include compressors, water injection pump skids and wellhead control panels.

The Company entered into service contracts with separate customers during the period from October 2024 to September 2025. To fulfill these contracts, five self-produced compressors with a total carrying value of $775,141 were transferred to machinery and equipment upon completion as of March 31, 2026. These equipment are used to provide oil and gas engineering technical services to clients. Depreciation on such equipment will commence when it is placed into service and is recorded as part of the cost of revenues.

The Company reviews its inventories periodically to determine if any reserves are necessary for slow-moving inventory or if a write-down is necessary when the carrying value exceeds net realizable value. There was no allowance for its inventories as of March 31, 2026 and September 30, 2025.